Investment securities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Investment securities disclosures
Available-for-sale Securities, Debt Securities	SFr 794	SFr 614	SFr 607
Total investment securities	794	SFr 614	607
Bank
Investment securities disclosures
Available-for-sale Securities, Debt Securities	792		605
Total investment securities	SFr 792		SFr 605